Loans and other liabilities	12 Months Ended
Dec. 31, 2022
Loans and other liabilities
Loans and other liabilities

12 Loans and other liabilities

This Note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, see Note 29.

(a)	The loans and other liabilities are as follows:
	2022	2021
	US $ in millions
Non-current liabilities
Loans from financial institutions	25.0	35.2
Loan from shipyard		56.6
Other loans and liabilities	53.2	29.0
Derivative instrument	13.7
	91.9	120.8

Current liabilities
Current portion of loans from financial institution	10.0	13.6
Current portion of other loans and liabilities	33.1	10.6
	43.1	24.2

Short-term borrowings	53.0	106.5
	96.1	130.7

See also Note 1(b)(4) with respect to the early repayment of the Company’s loan from shipyard (Tranche-E) and Note 29(a)(2) with respect to the contractual maturities of financial liabilities.

See also Note 7(b) with respect to lease liabilities.

Securing assets

As security for certain long-term bank loans and other long-term loans and liabilities, liens have been registered on certain assets, including the insurance rights and the generated revenues related to such assets.

(b)	Terms and debt repayment schedule
Terms and conditions of outstanding loans are as follows:

	December 31, 2022
		Effective	Year of		Carrying
	Currency	interest (2)	Maturity	Face value	Amount
				US $ in millions
Long-term loans	US$	(*)7.6%	2023-2030	119.4	119.4
Long-term liabilities	US$		2023-2032	15.6	15.6
Short-term credit from banks (3)	US$	5.9%	2023	53.0	53.0
				188.0	188.0

	December 31, 2021
		Effective	Year of		Carrying
	Currency	interest (2)	Maturity	Face value	Amount
				US $ in millions
Long-term loans:
Tranche E (1)	US$	8.7%	2026	74.7	56.6
Other	US$	(*)6.6%	2022-2026	86.3	86.3
Long-term liabilities	US$		2022	2.1	2.1
Short-term credit from banks (3)	US$	2.4%	2022	106.5	106.5
				269.6	251.5

(*)Weighted average.

See also Note 7(b) with respect to lease liabilities.

(1)	Tranche E was originally issued in the framework of the Company’s 2014 debt restructuring as an unsecured loan payable on 2026. In November 2022, the Company entered into an agreement and early repaid its entire outstanding balance for a total consideration of US$ 66 million.
(2)	The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to its net carrying amount, and it does not necessarily reflect the contractual interest rate.
(3)	Includes US$ 35 million subject to Libor + 2.95%.
(c) Financial covenants

As at December 31, 2022, the Company complies with all its covenants. According to these consolidated Financial Statements, the Company’s liquidity, as defined in the related agreements, amounts to US$ 4,600 million (Minimum Liquidity required is US$ 250 million).

(d)	Movement in liabilities deriving from financing activities
	Loans and other Liabilities	Lease Liabilities
Balance as at January 1, 2022	251.5	3,071.7

Changes related to financing cash flows:
Receipt of long-term loans and other long-term liabilities	59.2
Repayment of borrowings and lease liabilities	(92.2)	(1,357.2)
Change in short-term loans	(53.5)

Additional Leases		2,207.0
Modifications		241.2
Other Changes (*)	23.0	(3.2)
Balance as at December 31, 2022	188.0	4,159.5
(*) Mainly includes revaluation of derivative and adjustments in respect of estimated cashflows.
	Loans and other liabilities
	Loans and other Liabilities	Debentures	Lease Liabilities
Balance as at January 1, 2021	234.3	423.7	1,174.0

Changes related to financing cash flows:
Receipt of long-term loans and other long-term liabilities	50.0
Repayment of borrowings and lease liabilities	(19.7)	(433.8)	(737.8)
Change in short-term loans	(16.0)

Additional Leases			1,779.7
Modifications			864.0
Other Changes (*)	2.9	10.1	(8.2)
Balance as at December 31, 2021	251.5		3,071.7
(*) Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.